BUSINESS SEGMENTS - Selected financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segments
Revenue from contract with customer	$ 208,938,247	$ 304,201,203	$ 290,732,049
Revenues	208,938,247	304,201,000	290,732,000
Gross profit	52,789,145	85,048,759	72,168,805
Total assets	389,129,692	343,984,256
Depreciation and amortization	24,222,907	30,080,936	29,826,222
Product
Segments
Revenue from contract with customer	49,390,126	170,566,047	178,580,286
Services
Segments
Revenue from contract with customer	103,898,798	69,389,272	38,779,350
Asset Management Solutions
Segments
Revenue from contract with customer	98,711,000	221,824,000	245,172,000
Asset Management Solutions | Product
Segments
Revenue from contract with customer	43,062,000	157,578,000	171,799,000
Asset Management Solutions | Whole asset sales
Segments
Revenues	53,639,000	98,736,000	95,353,000
Gross profit	11,914,000	27,592,000	21,708,000
Asset Management Solutions | Engine
Segments
Revenues	45,072,000	123,088,000	149,819,000
Gross profit	17,383,000	40,113,000	41,949,000
Tech Ops
Segments
Revenue from contract with customer	110,227,000	82,377,000	45,560,000
Tech Ops | Product
Segments
Revenue from contract with customer	6,328,000	12,988,000	6,781,000
Revenues	6,328,000	12,988,000	6,781,000
Gross profit	1,609,000	6,219,000	1,694,000
Tech Ops | Services
Segments
Revenue from contract with customer	103,899,000	69,389,000	38,779,000
Tech Ops | MRO services
Segments
Revenues	103,899,000	69,389,000	38,779,000
Gross profit	21,883,000	11,125,000	6,818,000
Total
Segments
Gross profit	52,789,000	85,048,759	72,168,805
Corporate
Segments
Total assets	3,492,000	1,531,000
Operating segments
Segments
Depreciation and amortization	24,222,907	30,080,936	29,826,222
Operating segments | Asset Management Solutions
Segments
Gross profit	29,297,000	67,705,000
Total assets	277,016,000	254,324,000
Depreciation and amortization	21,210,000	28,579,000	27,611,000
Operating segments | Asset Management Solutions | Product
Segments
Revenues	98,711,000	221,824,000	245,172,000
Operating segments | Tech Ops
Segments
Revenues	110,227,000	82,377,000	45,560,000
Gross profit	23,492,000	17,344,000	8,512,000
Total assets	108,622,000	88,129,000
Depreciation and amortization	2,600,000	1,301,000	865,000
Operating segments | Total
Segments
Gross profit			63,657,000
Operating segments | Corporate
Segments
Depreciation and amortization	$ 413,000	$ 201,000	$ 1,350,000